Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of the Company’s income (loss) before income taxes and equity in earnings of non-consolidated affiliates by taxing jurisdiction for the years ended December 31, were:

	2019	2018	2017
Income (Loss):
U.S.	$(17,491)	$(76,960)	$46,997
Non-U.S.	38,358	(11,709)	39,025
	$20,867	$(88,669)	$86,022

Schedule Of Components Of Income Taxes Provision Benefit
The provision (benefit) for income taxes by taxing jurisdiction for the years ended December 31, were:

	2019	2018	2017
Current tax provision
U.S. federal	$2,638	$444	$(1,657)
U.S. state and local	12	2	98
Non-U.S.	2,875	7,584	6,514
	5,525	8,030	4,955
Deferred tax provision (benefit):
U.S. federal	4,635	(10,817)	(173,095)
U.S. state and local	1,130	(3,476)	(7,847)
Non-U.S.	(974)	35,878	7,629
	4,791	21,585	(173,313)
Income tax expense (benefit)	$10,316	$29,615	$(168,358)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income tax expense (benefit) using the U.S. federal income tax rate compared with actual income tax expense for the years ended December 31, is as follows:

	2019	2018	2017
Income (loss) before income taxes, equity in non-consolidated affiliates and noncontrolling interest	$20,867	$(88,669)	$86,022
Statutory income tax rate	21.0%	21.0%	35.0%
Tax expense (benefit) using U.S. statutory income tax rate	4,382	(18,621)	30,108
State and foreign taxes	1,141	(3,475)	8,791
Non-deductible stock-based compensation	3,823	1,512	1,441
Other non-deductible expense	709	10,091	(220)
Change to valuation allowance	(2,830)	49,482	(103,212)
Effect of the difference in U.S. federal and local statutory rates	1,422	(152)	(2,939)
Impact of tax reform	—	—	(100,472)
Noncontrolling interests	(3,566)	(2,674)	(4,413)
Impact of foreign operations	3,646	1,711	(2,453)
Adjustment to deferred tax balances	—	(8,865)	—
Other, net	1,589	606	5,011
Income tax expense (benefit)	$10,316	$29,615	$(168,358)
Effective income tax rate	49.4%	(33.4)%	(195.7)%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of significant temporary differences representing deferred tax assets and liabilities at December 31, were as follows:

	2019	2018
Deferred tax assets:
Capital assets and other	$—	$905
Net operating loss carry forwards	70,265	67,059
Interest deductions	16,797	8,911
Refinancing charge	669	2,926
Goodwill and intangibles	117,421	125,786
Stock compensation	1,736	2,101
Pension plan	4,414	3,872
Unrealized foreign exchange	11,373	14,645
Capital loss carry forwards	13,081	11,827
Right-of-use assets and accounting reserves	77,824	8,280
Gross deferred tax asset	313,580	246,312
Less: valuation allowance	(65,649)	(68,479)
Net deferred tax assets	247,931	177,833
Deferred tax liabilities:
Lease liabilities	$(67,613)	$—
Withholding taxes	(546)	—
Capital assets	(382)	—
Goodwill amortization	(98,677)	(91,726)
Total deferred tax liabilities	(167,218)	(91,726)
Net deferred tax asset (liability)	$80,713	$86,107
Disclosed as:
Deferred tax assets	$84,900	$91,436
Deferred tax liabilities	(4,187)	(5,329)
	$80,713	$86,107

Schedule Of Changes In Tax Reserve	If these unrecognized tax benefits were to be recognized, it would affect the Company’s effective tax rate.

	2019	2018	2017
A reconciliation of the change in unrecognized tax benefits is as follows:
Unrecognized tax benefit - Beginning Balance	$887	$1,433	$1,465
Current year positions	275	—	489
Prior period positions	—	7	(436)
Settlements	—	(314)	—
Lapse of statute of limitations	(166)	(239)	(85)
Unrecognized tax benefits - Ending Balance	$996	$887	$1,433